Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Ultra Short Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Class A
Trading Symbol	CUSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection within investment-grade corporates.
Asset-backed securities
| Positioning in asset-backed securities was the largest contributor to relative performance, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, also proved beneficial over the period.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, and U.S. consumers remained in relatively good financial health.
Top Performance Detractors
Duration and yield-curve positioning

I

The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Yields at the very front end of the curve decreased 1%, a result of three consecutive federal funds rate cuts at the end of 2024, while longer yields increased slightly during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (a)	5.07	3.08	2.27
Bloomberg U.S. Short-Term Government/Corporate Index	4.72	2.75	2.15
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
(a)
The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,229,750,696
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,323,663
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,229,750,696
Total number of portfolio holdings	240
Management services fees (represents 0.21% of Fund average net assets)	$ 2,323,663
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ford Credit Auto Lease Trust 05/15/2027 5.060%	1.7%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.6%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.4%
Hyundai Auto Lease Securitization Trust 03/15/2027 5.020%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.466%	1.3%
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.3%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.2%
VCAT LLC 09/25/2054 5.977%	1.2%
Pretium Mortgage Credit Partners 03/25/2055 5.835%	1.1%
RCKT Trust 07/25/2034 4.900%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Ford Credit Auto Lease Trust 05/15/2027 5.060%	1.7%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.6%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.4%
Hyundai Auto Lease Securitization Trust 03/15/2027 5.020%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.466%	1.3%
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.3%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.2%
VCAT LLC 09/25/2054 5.977%	1.2%
Pretium Mortgage Credit Partners 03/25/2055 5.835%	1.1%
RCKT Trust 07/25/2034 4.900%	1.0%

Columbia Ultra Short Term Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	CUSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection within investment-grade corporates.
Asset-backed securities
| Positioning in asset-backed securities was the largest contributor to relative performance, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, also proved beneficial over the period.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, and U.S. consumers remained in relatively good financial health.
Top Performance Detractors
Duration and yield-curve positioning

I

The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Yields at the very front end of the curve decreased 1%, a result of three consecutive federal funds rate cuts at the end of 2024, while longer yields increased slightly during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	5.22	3.24	2.43
Bloomberg U.S. Short-Term Government/Corporate Index	4.72	2.75	2.15
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
(a)
The returns shown for periods prior to December 3, 2018 (including Since Fund Inception returns, if shown) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,229,750,696
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,323,663
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,229,750,696
Total number of portfolio holdings	240
Management services fees (represents 0.21% of Fund average net assets)	$ 2,323,663
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ford Credit Auto Lease Trust 05/15/2027 5.060%	1.7%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.6%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.4%
Hyundai Auto Lease Securitization Trust 03/15/2027 5.020%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.466%	1.3%
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.3%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.2%
VCAT LLC 09/25/2054 5.977%	1.2%
Pretium Mortgage Credit Partners 03/25/2055 5.835%	1.1%
RCKT Trust 07/25/2034 4.900%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Ford Credit Auto Lease Trust 05/15/2027 5.060%	1.7%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.6%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.4%
Hyundai Auto Lease Securitization Trust 03/15/2027 5.020%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.466%	1.3%
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.3%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.2%
VCAT LLC 09/25/2054 5.977%	1.2%
Pretium Mortgage Credit Partners 03/25/2055 5.835%	1.1%
RCKT Trust 07/25/2034 4.900%	1.0%

Columbia Ultra Short Term Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection within investment-grade corporates.
Asset-backed securities
| Positioning in asset-backed securities was the largest contributor to relative performance, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, also proved beneficial over the period.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, and U.S. consumers remained in relatively good financial health.
Top Performance Detractors
Duration and yield-curve positioning

I

The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Yields at the very front end of the curve decreased 1%, a result of three consecutive federal funds rate cuts at the end of 2024, while longer yields increased slightly during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.28	3.29	2.50
Bloomberg U.S. Short-Term Government/Corporate Index	4.72	2.75	2.15
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,229,750,696
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,323,663
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,229,750,696
Total number of portfolio holdings	240
Management services fees (represents 0.21% of Fund average net assets)	$ 2,323,663
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ford Credit Auto Lease Trust 05/15/2027 5.060%	1.7%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.6%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.4%
Hyundai Auto Lease Securitization Trust 03/15/2027 5.020%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.466%	1.3%
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.3%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.2%
VCAT LLC 09/25/2054 5.977%	1.2%
Pretium Mortgage Credit Partners 03/25/2055 5.835%	1.1%
RCKT Trust 07/25/2034 4.900%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Ford Credit Auto Lease Trust 05/15/2027 5.060%	1.7%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.6%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.4%
Hyundai Auto Lease Securitization Trust 03/15/2027 5.020%	1.3%
GS Mortgage Securities Corp. II 09/10/2038 4.466%	1.3%
GMF Floorplan Owner Revolving Trust 03/15/2029 5.130%	1.3%
Nissan Master Owner Trust Receivables 02/15/2029 5.050%	1.2%
VCAT LLC 09/25/2054 5.977%	1.2%
Pretium Mortgage Credit Partners 03/25/2055 5.835%	1.1%
RCKT Trust 07/25/2034 4.900%	1.0%